Consolidated Balance Sheet - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	£ 210,565	£ 3,066
Accrued income	35,281	49,114
Other current assets	221,945	501,943
Total current assets	467,791	554,123
Intangible assets, net	10,758,905	11,758,905
Property and equipment, net	21,479	25,839
Total assets	11,248,175	12,338,867
Current liabilities
Accounts payable and accrued expenses	3,016,694	4,069,330
Notes payable	196,497	340,072
Accrued interest	31,120	67,512
Total current liabilities	5,788,641	6,386,733
Total liabilities	5,788,641	6,386,733
Commitments and contingencies (Note 11)
Ordinary shares, no par value unlimited authorized shares, 11,585,687 and 10,963,783 shares, issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	158,619,503	153,948,088
Accumulated deficit	(153,159,969)	(147,995,954)
Total shareholders’ equity	5,459,534	5,952,134
Total liabilities and shareholders’ equity	11,248,175	12,338,867
Nonrelated Party [Member]
Current liabilities
Loans payable	100,000	100,000
Related Party [Member]
Current liabilities
Loans payable	2,266,666	1,766,666
Accrued interest - related party	£ 177,664	£ 43,153